CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue	$ 613,541	$ 499,653	$ 1,816,968	$ 1,432,850	$ 2,251,469	$ 1,676,598
Net revenue	613,541	499,653	1,816,968	1,432,850	2,251,469	1,676,598
COST OF REVENUE
Cost of goods sold	120,309	68,551	760,825	402,788	783,141	556,972
Total cost of revenue	120,309	68,551	760,825	402,788	879,951	981,520
Written off inventory					96,811	424,548
GROSS PROFIT	493,233	431,102	1,056,143	1,030,062	1,371,517	695,078
OPERATING EXPENSES
General and administrative	754,026	485,568	2,977,998	1,744,326	2,283,107	2,584,256
Total operating expenses	754,026	485,568	2,977,998	1,744,326	2,283,107	2,584,256
OTHER INCOME (EXPENSE)
Interest expense, net of interest income	(24,502)	(11,336)	(138,774)	(68,657)	(64,690)	(52,453)
Change in fair value on derivative	37,371	(104,421)	(33,687)	(246,260)	(9,484)	(85,325)
Gain on sale of asset	0	0	0	2,643	2,643	0
Total other income (expense)	12,869	(115,757)	(172,461)	(312,274)	(71,531)	(97,945)
SBA loan forgiveness					0	39,833
Net income/(loss) before income tax provision	(247,924)	(170,223)	(2,094,316)	(1,026,538)	(983,121)	(1,987,122)
NET INCOME/(LOSS)	$ (247,924)	$ (170,223)	$ (2,094,316)	$ (1,026,538)	$ (983,121)	$ (1,987,122)
Income/(Loss) per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	348,284,383	341,619,198	349,849,154	342,514,810	342,514,810	319,209,932